Initial Public Offering (Details) - USD ($)			12 Months Ended
	Aug. 10, 2022	Jan. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Initial Public Offering
Number of shares issuable per warrant					1
Exercise price of warrants					$ 11.50
DiamondHead Holdings Corp.
Initial Public Offering
Number of units sold		4,500,000
Proceeds received from initial public offering, gross				$ 345,000,000
Deferred underwriting commissions		$ 12,100,000		$ 12,075,000
Deferred underwriting commissions waived	$ 12,100,000
DiamondHead Holdings Corp. | Class A common stock
Initial Public Offering
Number of class A common stock in a unit			1
DiamondHead Holdings Corp. | Public Warrants
Initial Public Offering
Number of warrants in a unit			0.25
DiamondHead Holdings Corp. | Public Warrants | Class A common stock
Initial Public Offering
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
DiamondHead Holdings Corp. | Initial Public Offering
Initial Public Offering
Number of units sold		34,500,000
Purchase price		$ 10.00
Proceeds received from initial public offering, gross		$ 345,000,000.0
Offering costs incurred		19,600,000
Deferred underwriting commissions		$ 12,100,000
DiamondHead Holdings Corp. | Over-allotment option
Initial Public Offering
Number of units sold		4,500,000